UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file Number: 811-05853

HERITAGE INCOME TRUST

(Exact name of Registrant as Specified in Charter)

880 Carillon Parkway

St. Petersburg, FL 33716

(Address of Principal Executive Office) (Zip Code)

Registrant’s Telephone Number, including Area Code: (727) 567-8143

STEPHEN G. HILL, PRESIDENT

880 Carillon Parkway

St. Petersburg, FL 33716

(Name and Address of Agent for Service)

Copy to:

CLIFFORD J. ALEXANDER, ESQ.

Kirkpatrick & Lockhart Nicholson Graham LLP

1601 K Street, NW

Washington, D.C. 20006-1600

Date of fiscal year end: September 30

Date of reporting period: March 31, 2006

Item 1.	Reports to Shareholders

April 15, 2006

Dear Fellow Shareholders:

I am pleased to present you the Heritage Income Trust - High Yield Bond Fund (the “Fund”) semiannual report for the six-month reporting period ended March 31, 2006. The table below shows the Fund’s Class A shares returns and the returns for the Fund’s benchmark index, the Citigroup High Yield Market IndexSM (the “High Yield Index”)(a), for the various periods ended March 31, 2006.

Average Annual Returns
As of March 31, 2006	6-Month	1-Year	5-Years	10-Years
Class A Shares
With front-end sales charge	-0.52%	+3.56%	+7.64%	+5.74%
Without front-end sales charge	+3.36%	+7.59%	+8.47%	+6.14%
High Yield Index	+3.22%	+6.53%	+8.25%	+6.87%

All of the returns include the effect of reinvested dividends and the deduction of Fund expenses. The 1-, 5-, and 10-year periods are annualized returns. Also keep in mind that individuals cannot invest directly in any index, and index performance does not include transaction costs or other fees, which will affect actual investment performance. The performance numbers quoted above for Class A shares are shown with and without the imposition of a front-end sales charge. The performance data quoted represents past performance and the investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. Past performance does not guarantee future results and current performance information may be higher or lower than the performance data quoted. To obtain more current performance data, please visit our website at www.HeritageFunds.com. In the following pages, the performance of the Fund is discussed in detail by the Fund’s portfolio managers responsible for the portfolio during the period under review (See Note 6 on page 20). Please keep in mind that these views are not meant as investment advice and although some of the described portfolio holdings were viewed favorably, there is no guarantee the Fund will continue to hold these securities in the future.

I would like to take this opportunity to remind you that your investment in the Fund is subject to certain risks. For your convenience, we have included inside the back cover a list of these risk factors and their detailed explanations from the prospectus dated January 3, 2006. In addition to risks, we ask that you carefully consider the investment objectives, charges and expenses of the Fund. Please contact Heritage at (800) 421-4184 or your financial advisor for a prospectus, which contains this and other important information about the Fund.

Thank you for your support and confidence in the Heritage Income Trust - High Yield Bond Fund.

Sincerely,

Stephen G. Hill

President

(a) The Citigroup High Yield Market IndexSM is a broad-based unmanaged index of below investment-grade corporate bonds. This index excludes defaulted debt securities.

In the following Q & A, the portfolio managers of the Heritage Income Trust - High Yield Bond Fund (the “Fund”), discuss the Fund’s performance for the six-month reporting period ended March, 31, 2006. For performance returns, please see Stephen G. Hill’s letter on the prior page and the Financial Highlights located on page 15 of this report.

Portfolio Managers’ Discussion of Fund Performance Q&A

Q: What investment strategy was used for the Fund during the reporting period?

A: The fund was managed during the reporting period with a disciplined investment process using fundamental research to identify inefficiencies and potential opportunities in high yield markets. Attractive industries and sectors through relative value analysis and potential opportunities from in-depth qualitative and quantitative analyses was our focus. Specific security selection highlighted stable cash-flow-generating companies as opposed to rapid growth companies or turnaround situations. Company credit and security analysis was used to identify potential sell opportunities if any credit came up materially short of projection. We also reviewed securities for potential sales based on industry rotation, sector rotation or relative valuation.

Q: How would you describe the overall U.S. market environment and condition during the reporting period?

A: Over the six-month reporting period ended March 31, 2006, high yield securities outperformed the overall bond market, with the Citigroup High Yield Market IndexSM returning 3.22% versus the Lehman Brothers® Aggregate Bond Index’s -0.06% return. The high yield market was driven predominantly by technical factors during the reporting period, with investor sentiment and the availability of new supply exerting the most influence. Rate uncertainty continued to haunt markets, as economic growth remained strong and inflation relatively moderate. Declining investor sentiment on the back of increased risk aversion offset some of the positive effects of the better-than-expected economic data seen during the first half of the six-month reporting period ended March 31, 2006. However, high yield markets braved mixed auto manufacturer headlines, resurgent energy prices and the Federal Reserve’s fifteenth consecutive rate hike (bringing the federal funds rate to 4.75% by the end of the reporting period), to end the six-month reporting period relatively strong as investors resumed their reach for yield. Overall limited supply, particularly in the first three months of 2006, also supported markets, more than balancing the constant demand from institutional investors.

Headline risk contributed to some of the volatility seen during the first half of the reporting period, with three high profile bankruptcy filings during the fourth quarter (Delphi Corporation in early October 2005, Calpine Corporation in December 2005 and Pliant Corporation in January 2006) bringing concerns over rising default rates to the forefront. While high yield fundamentals remain generally positive (i.e., strong corporate balance sheets, generally high cash levels), a number of high profile airline bankruptcies pushed annual high yield default rates closer to historical averages, at 3.73% by principal amount1, which could mark an upswing in the credit default cycle. Increased leveraged buyout activity and stock buybacks also relieved some corporate balance sheets and put pressure on the market. Net flows continued to trend towards the negative side, with approximately $3.4 billion in outflows over the six-month reporting period (according to AMG Data Services).

During the six-month reporting period ended March 31, 2006, top performers consisted of out-of-favor, higher-yielding industries, such as Airlines, Building Materials and Telecommunications. The most significant underperforming industries included Cable & Other Media, Financials and Food/Beverage/Bottling. B-rated issues outperformed BB-rated and lower quality during the reporting period as investors continued to try to balance safety with their search for higher yields.

1 Source: Altman High Yield Bond Default and Return Report, November 2, 2005.

Q: How did the Fund compare to the Citigroup High Yield Market IndexSM during the reporting period?

A: During the six-month reporting period ended March 31, 2006, our strategic underweights to the Automotive Manufacturing/Vehicle Parts, Financial and Utilities sectors versus the Citigroup High Yield Market IndexSM (the Fund’s benchmark) positively contributed to total Fund performance, as all three of these sectors underperformed during the six months. Our overweight position in the Cable and Other Media sector, which also underperformed during the six-month reporting period, detracted from Fund performance.

The portfolio was overweight in lower-rated securities, specifically CCC-rated. This cross section of the market performed well compared to other sectors of the benchmark index. This allocation decision positively contributed to portfolio performance. The weighted average life of the Fund was generally benchmark neutral during the reporting period.

Q: Which securities positively impacted the Fund’s performance during the reporting period?

A: Our security selection in the Utilities, Containers, Automotive Manufacturing/Vehicle Parts and Tower sectors contributed positively to overall Fund performance during the reporting period. American Tower Corporation posted strong growth, with good performance over the reporting period. The company’s merger and acquisition candidacy also positively contributed to performance. Alamosa Holdings Inc. exhibited strong growth; it was also acquired by Sprint, which positively contributed to performance. NTL Inc. traded up throughout the reporting period on the post-merger news with Telewest Global Inc. Calpine Corporation filed for bankruptcy, which was a positive announcement for the secured debt held within the portfolio. General Motors Acceptance Corporation traded positively based on greater market clarity regarding the prospective majority stake sale within the company.

Q: Which securities negatively impacted the Fund’s performance during the reporting period?

A: Our security selection in the Cable and Other Media and Telecommunications sectors detracted from overall Fund performance during the reporting period. Charter Communications Holdings and Liberty Global Inc. both traded down with declining cable valuations within the market. Charter Communications Holdings also showed signs of liquidity concerns. Ford Motor Company’s price volatility came with continued loss of market share in North America and weak Sport Utility Vehicle sales. Both these factors contributed to earnings pressure, resulting in downward trading. Our underweight to the Telecommunication sector contributed to overall portfolio returns as the sector experienced volatility throughout the reporting period. Dana Corporation filed for bankruptcy in the later part of the reporting period, which contributed toward its downward trading (lower bond prices). Negative market trading (lower bond prices) resulted after Reliant Energy Inc. posted negative fourth quarter results, coupled with a less favorable than expected 2006 outlook.

Q: During the reporting period, were there other factors that affected fund performance?

The fund held an unusually high level of cash during the six-month reporting period ended March 31, 2006, due to a significant number of calls and tenders. This detracted from fund performance, as the assets were reinvested in the market at generally lower available yields.

The portfolio is managed on spread duration basis versus treasury duration; therefore maintaining credit rate sensitivity was a focus throughout the reporting period. We remained slightly short of the benchmark in weighted average maturity at the beginning of the reporting period, but became more in line as interest rates backed up toward the end of the reporting period, which helped performance.

Q: What steps do you take to control the Fund’s portfolio risks?

A: Our investment team continued to place a strong emphasis on risk management at both the overall portfolio and individual market asset class levels during this reporting period. As mentioned within the market overview, many market participants showed concerns of any signs pointing toward a change in credit fundamental conditions, this maintained our strive to isolate and measure all sources of potential risk on a micro basis while quantifying expected tracking error and shortfall risk for the overall portfolio. Therefore, we continued to manage risk across all sectors through heavy diversification and a strict review/sell process. We compared relative valuations in other sectors and issues to identify any changing economic trends in an effort to capitalize on any perceived shifts in risk.

The answers to the Q & A are provided by Peter J. Wilby and Beth A. Semmel, the portfolio managers of the Fund for the period under review (See Note 6 on page 20). Both Mr. Wilby and Ms. Semmel served as Managing Directors of Salomon Brothers Asset Management Inc., the Fund’s subadviser. We hope that you find this information useful in understanding how the Fund performed during this reporting period and thank you for your continued confidence.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

Principal Amount		Value

Corporate Bonds—91.4% (a)
Domestic—85.8%
Advertising—0.8%
$ 275,000	R.H. Donnelley Corporation, 144A, 10.875%, 12/15/12	$304,906
50,000	R.H. Donnelley Corporation, 144A, 6.875%, 01/15/13	46,750
75,000	R.H. Donnelley Corporation, 144A, 6.875%, 01/15/13	70,125
100,000	R.H. Donnelley Corporation, 144A, 8.875%, 01/15/16	104,000

		525,781

Aerospace/Defense—2.7%
375,000	Argo-Tech Corporation, 9.25%, 06/01/11	395,625
350,000	DRS Technologies, Inc., 6.875%, 11/01/13	350,000
250,000	L-3 Communications Corporation, 7.625%, 06/15/12	258,125
350,000	MOOG Inc., 6.25%, 01/15/15	344,750
400,000	Sequa Corporation, 9.0%, 08/01/09	428,000

		1,776,500

Agriculture—0.5%
350,000	Hines Nurseries, Inc., 10.25%, 10/01/11	342,125

Airlines—0.1%
493,850	Airplanes Pass Through Trust, Series “D”, 10.875%, 03/15/19 (c) (d)*	0
55,810	Continental Airlines, Inc., Series “981C”, 6.541%, 09/15/08	52,563

		52,563

Apparel—0.7%
125,000	Levi Strauss & Co., FRN 9.28%, 04/01/12	129,375
65,000	Levi Strauss & Co., 12.25%, 12/15/12	73,856
250,000	Levi Strauss & Co., 9.75%, 01/15/15	263,125

		466,356

Auto Manufacturers—3.8%
50,000	Ford Motor Company, 6.625%, 10/01/28	33,500
2,000,000	Ford Motor Company, 7.45%, 07/16/31	1,485,000
100,000	Ford Motor Company, 8.9%, 01/15/32	78,500

Principal Amount		Value

Corporate Bonds (continued)
$ 200,000	General Motors Corporation, 8.25%, 07/15/23	$144,000
1,000,000	General Motors Corporation, 8.375%, 07/15/33	732,500

		2,473,500

Auto Parts & Equipment—0.5%
500,000	Breed Technologies, Inc., 9.25%, 04/15/08 (c) (d)*	0
312,000	TRW Automotive Inc., 9.375%, 02/15/13	337,350

		337,350

Broadcasting Services/Programs—0.2%
125,000	Nexstar Finance Holdings, LLC and Nexstar Finance Holdings, Inc., 0.0% to 04/01/08, 11.375% to maturity (b), 04/01/13	102,500

Building Materials—0.6%
300,000	Associated Materials Inc., 0.0% to 03/01/09, 11.25% to maturity (b), 03/01/14	172,500
225,000	Nortek, Inc., 8.5%, 09/01/14	228,938

		401,438

Chemicals—4.0%
250,000	Airgas, Inc., MTN, 7.75%, 09/15/06	251,875
150,000	Equistar Chemicals, LP and Equistar Funding Corporation, 10.625%, 05/01/11	162,375
225,000	FMC Corporation, 7.75%, 07/01/11	234,831
250,000	Hercules Inc., 6.75%, 10/15/29	245,000
88,000	Lyondell Chemical Company, 9.5%, 12/15/08	91,520
525,000	Millennium America Inc., 9.25%, 06/15/08	533,531
550,000	NewMarket Corporation/Ethyl Corporation, 8.875%, 05/01/10	570,625
75,000	OM Group, Inc., 9.25%, 12/15/11	77,625
400,000	Resolution Performance Products Inc., 13.5%, 11/15/10	427,500

		2,594,882

Commercial Services—2.8%
325,000	Allied Security Escrow Corporation, 11.375%, 07/15/11	308,750
125,000	Brand Services, Inc., 12.0%, 10/15/12	133,750

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 100,000	Cadmus Communications Corporation, 8.375%, 06/15/14	$100,500
175,000	Cenveo Corporation, 9.625%, 03/15/12	188,344
275,000	Cenveo Corporation, 7.875%, 12/01/13	268,812
200,000	Iron Mountain Inc., 8.25%, 07/01/11	202,000
375,000	Iron Mountain Inc., 8.625%, 04/01/13	390,000
225,000	Iron Mountain Inc., 7.75%, 01/15/15	226,688

		1,818,844

Computers—0.7%
100,000	SunGard Data Systems Inc., 144A, 9.125%, 08/15/13	105,750
325,000	Unisys Corporation, 6.875%, 03/15/10	316,062

		421,812

Diversified Manufacturer—1.2%
200,000	Blount, Inc., 8.875%, 08/01/12	208,000
225,000	KI Holdings Inc., 0.0% to 11/15/09, 9.875% to maturity (b), 11/15/14	163,125
171,000	Koppers Inc., 9.875%, 10/15/13	187,245
225,000	Park-Ohio Industries, Inc., 8.375%, 11/15/14	212,062

		770,432

Electric—6.5%
50,000	Calpine Corporation, 144A, 8.5%, 07/15/10 (c)*	45,875
175,000	Calpine Generating Company, LLC and CalGen Finance Corporation, 13.216% FRN, 04/01/11	191,625
400,000	Calpine Corporation, 144A, 8.75%, 07/15/13 (c)*	367,000
325,000	Edison Mission Energy, 10.0%, 08/15/08	347,750
700,000	Edison Mission Energy, 7.73%, 06/15/09	717,500
25,000	Edison Mission Energy, 9.875%, 04/15/11	28,250
225,000	Mirant North America, LLC, 144A, 7.375%, 12/31/13	229,500
125,000	NRG Energy, Inc., 7.25%, 02/01/14	127,031
525,000	NRG Energy, Inc., 7.375%, 02/01/16	536,156

Principal Amount		Value

Corporate Bonds (continued)
$ 575,000	Reliant Energy, Inc., 9.25%, 07/15/10	$575,719
250,000	Reliant Energy, Inc., 9.5%, 07/15/13	250,312
125,000	The AES Corporation, 9.5%, 06/01/09	134,688
250,000	The AES Corporation, 9.375%, 09/15/10	272,500
400,000	The AES Corporation, 7.75%, 03/01/14	420,000

		4,243,906

Electronics—0.4%
225,000	Muzak LLC and Muzak Finance Corporation, 10.0%, 02/15/09	195,750
125,000	Muzak LLC and Muzak Finance Corporation, 9.875%, 03/15/09	68,281

		264,031

Entertainment—3.1%
125,000	AMC Entertainment Inc., 144A, 11.0%, 02/01/16	129,062
275,000	Choctaw Resort Development Enterprise, 144A, 7.25%, 11/15/19	276,375
575,000	Cinemark, Inc., 0.0% to 03/15/09, 9.75% to maturity (b), 03/15/14	439,875
400,000	Herbst Gaming, Inc., 8.125%, 06/01/12	415,500
375,000	Pinnacle Entertainment, Inc., 8.25%, 03/15/12	392,812
225,000	Scientific Games Corporation, 6.25%, 12/15/12	220,219
50,000	Six Flags, Inc., 9.75%, 04/15/13	50,375
125,000	Six Flags, Inc., 9.625%, 06/01/14	125,938

		2,050,156

Environmental Control—1.6%
200,000	Aleris International, Inc., 10.375%, 10/15/10	220,500
317,000	Allied Waste North America, Inc., Series “B”, 9.25%, 09/01/12	341,964
350,000	Allied Waste North America, Inc., Series “B”, 7.375%, 04/15/14	346,500
150,000	Allied Waste North America, Inc., 7.25%, 03/15/15	153,000
500,000	Safety-Kleen Services, Inc., 9.25%, 06/01/08 (c)*	500

		1,062,464

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
Financial Services—4.8%
$ 211,000	Alamosa (Delaware), Inc., 11.0%, 07/31/10	$234,738
50,000	Ford Motor Credit Company, 4.95%, 01/15/08	46,594
575,000	Ford Motor Credit Company, 6.625%, 06/16/08	544,231
275,000	Ford Motor Credit Company, 7.875%, 06/15/10	257,803
1,425,000	General Motors Acceptance Corporation, 8.0%, 11/01/31	1,346,769
244,000	Global Cash Access Holdings, Inc. and Global Cash Finance Corporation, 8.75%, 03/15/12	261,995
150,000	Hexion U.S. Finance Corporation and Hexion Nova Scotia Finance, ULC, 9.0%, 07/15/14	154,500
700,000	Nebco Evans Holding Company, 12.375%, 07/15/07 (c) (d)*	0
275,000	Rainbow National Services LLC, 144A, 10.375%, 09/01/14	308,000

		3,154,630

Food—2.1%
100,000	Del Monte Corporation, 8.625%, 12/15/12	105,625
350,000	Dole Food Company, Inc., 7.25%, 06/15/10	329,875
55,000	Dole Food Company Inc., 8.875%, 03/15/11	54,450
225,000	Pilgrim’s Pride Corporation, 9.25%, 11/15/13	226,688
400,000	Pinnacle Foods Holding Corporation, 8.25%, 12/01/13	396,000
225,000	Swift & Company, 10.125%, 10/01/09	234,000

		1,346,638

Forest Products & Paper—1.2%
175,000	Appleton Papers Inc., 8.125%, 06/15/11	175,875
200,000	Appleton Papers Inc., Series “B”, 9.75%, 06/15/14	198,500
425,000	Buckeye Technologies Inc., 8.0%, 10/15/10	410,125

		784,500

Healthcare Services—5.4%
325,000	Ameripath, Inc., 10.5%, 04/01/13	342,875

Principal Amount		Value

Corporate Bonds (continued)
$ 225,000	Community Health Systems, Inc., 6.5%, 12/15/12	$217,969
350,000	DaVita Inc., 7.25% 03/15/15	351,750
200,000	Extendicare Health Services, Inc., 9.5%, 07/01/10	211,250
675,000	HCA Inc., 6.5%, 02/15/16	657,623
450,000	IASIS Healthcare LLC and IASIS Capital Corporation, 8.75%, 06/15/14	450,000
225,000	National Mentor, Inc., 9.625%, 12/01/12	254,250
133,000	Psychiatric Solutions, Inc., 10.625%, 06/15/13	148,628
375,000	Tenet Healthcare Corporation, 7.375%, 02/01/13	342,188
150,000	Tenet Healthcare Corporation, 9.875%, 07/01/14	151,875
150,000	Tenet Healthcare Corporation, 144A, 9.25%, 02/01/15	150,375
225,000	Tenet Healthcare Corporation, 6.875%, 11/15/31	179,719
100,000	Triad Hospitals, Inc., 7.0%, 11/15/13	98,500

		3,557,002

Home Furnishings—0.7%
325,000	Sealy Mattress Company, 8.25%, 06/15/14	339,625
150,000	Simmons Bedding Company, 7.875%, 01/15/14	145,125

		484,750

Household Products—0.5%
300,000	Playtex Products, Inc., 9.375%, 06/01/11	313,500

Lodging—4.2%
175,000	Caesars Entertainment, Inc., 8.875%, 09/15/08	187,250
375,000	Caesars Entertainment, Inc., 7.875%, 03/15/10	398,438
400,000	Caesars Entertainment, Inc., 7.0%, 04/15/13	416,622
350,000	MGM Mirage, 9.75%, 06/01/07	364,438
190,000	MGM Mirage, 8.375%, 02/01/11	200,450
425,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 05/01/12	462,188
300,000	Station Casinos, Inc., 6.875%, 03/01/16	301,500

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 400,000	Turning Stone Casino Resort Enterprise, 144A, 9.125%, 12/15/10	$416,000

		2,746,886

Machinery—0.9%
125,000	NMHG Holding Co., 10.0%, 05/15/09	131,250
425,000	Terex Corporation, Series “B”, 10.375%, 04/01/11	448,375

		579,625

Metal Fabricate/Hardware—0.6%
375,000	Mueller Group, Inc., 10.0%, 05/01/12	410,625

Office Furnishings—0.4%
275,000	Interface, Inc., 9.5%, 02/01/14	281,875

Oil & Gas—4.1%
450,000	Chesapeake Energy Corporation, 7.5%, 06/15/14	471,375
50,000	Chesapeake Energy Corporation, 6.625%, 01/15/16	49,875
520,000	Cimarex Energy Co./Magnum Hunter Resources, Inc., 9.6%, 03/15/12	557,700
600,000	Forest Oil Corporation, 8.0%, 12/15/11	645,000
90,000	Plains Exploration & Production Company, Series “B”, 8.75%, 07/01/12	96,075
325,000	Stone Energy Corporation, 8.25%, 12/15/11	326,625
125,000	Swift Energy Company, 9.375%, 05/01/12	133,438
375,000	Vintage Petroleum, Inc., 7.875%, 05/15/11	389,941

		2,670,029

Packaging & Containers—2.3%
275,000	Berry Plastics Corporation, 10.75%, 07/15/12	302,500
325,000	Graphic Packaging International Corporation, 8.5%, 08/15/11	321,750
475,000	Jefferson Smurfit Corporation (U.S.), 8.25%, 10/01/12	466,094
25,000	Owens-Brockway Glass Container Inc., 7.75%, 05/15/11	26,062
60,000	Pliant Corporation, 11.125%, 09/01/09 (c)*	63,150

Principal Amount		Value

Corporate Bonds (continued)
$ 150,000	Radnor Holdings Corporation, 11.0%, 03/15/10	$117,000
50,000	Tekni-Plex, Inc., Series “B”, 12.75%, 06/15/10	32,250
200,000	Tekni-Plex, Inc., 144A, 8.75%, 11/15/13	188,000

		1,516,806

Pipelines—7.0%
1,250,000	Dynegy Holdings Inc., 7.125%, 05/15/18	1,143,750
300,000	Dynegy Holdings Inc., 7.625%, 10/15/26	274,500
375,000	El Paso Corporation, 7.875%, 06/15/12	390,469
525,000	El Paso Corporation, MTN, 7.8%, 08/01/31	527,625
725,000	El Paso Corporation, MTN, 7.75%, 01/15/32	730,438
125,000	The Williams Companies, Inc., 7.625%, 07/15/19	133,125
750,000	The Williams Companies, Inc., 7.875%, 09/01/21	806,250
500,000	The Williams Companies, Inc., 8.75%, 03/15/32	585,000

		4,591,157

Printing & Publishing—1.7%
400,000	CBD Media Holdings LLC and CBD Holdings Finance, Inc., 9.25%, 07/15/12	407,500
375,000	Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (b), 11/15/13	316,875
325,000	Dex Media, Inc., 0.0% to 11/15/08, 9.0% to maturity (b), 11/15/13	274,625
100,000	Dex Media West LLC and Dex Media West Finance Co., Series “B”, 9.875%, 08/15/13	110,625

		1,109,625

Real Estate—0.3%
162,000	CB Richard Ellis Services, Inc., 9.75%, 05/15/10	175,365

REITS—2.7%
350,000	FelCor Lodging LP, 8.5%, 06/01/11	383,250
200,000	Host Marriott, LP, Series “I”, 9.5%, 01/15/07	205,500

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 500,000	Host Marriott, LP, Series “O”, 6.375%, 03/15/15	$491,875
250,000	Meristar Hospitality Corporation, 9.125%, 01/15/11	289,375
400,000	Omega Healthcare Investors, Inc., 7.0%, 04/01/14	404,000

		1,774,000

Retail—1.3%
225,000	Carrols Corporation, 9.0%, 01/15/13	226,125
150,000	Finlay Fine Jewelry Corporation, 8.375%, 06/01/12	131,812
200,000	Friendly Ice Cream Corporation, 8.375%, 06/15/12	181,000
175,000	Inergy, L.P., 144A, 8.25%, 03/01/16	179,375
125,000	The Neiman Marcus Group, Inc., 144A, 10.375%, 10/15/15	132,812

		851,124

Semiconductors—0.7%
25,000	Amkor Technology, Inc., 9.25%, 02/15/08	25,500
325,000	Amkor Technology, Inc. 10.5%, 05/01/09	318,500
125,000	Amkor Technology, Inc., 7.125%, 03/15/11	115,000

		459,000

Telecommunications—8.2%
450,000	Centennial Cellular Operating Co. LLC and Centennial Communications Corporation, 10.125%, 06/15/13	491,625
250,000	Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09	257,500
175,000	Insight Midwest, LP and Insight Capital, Inc., 9.75%, 10/01/09	180,250
800,000	Lucent Technologies Inc., 6.45%, 03/15/29	722,000
50,000	Nextel Communications, Inc., Series “E”, 6.875%, 10/31/13	51,589
1,100,000	Nextel Communications, Inc., Series “D”, 7.375%, 08/01/15	1,153,611
45,000	Qwest Communications International, Inc., 7.5%, 02/15/14	46,350
210,000	Qwest Communications International Inc., Series “B”, 7.5%, 02/15/14	216,300

Principal Amount		Value

Corporate Bonds (continued)
$ 375,000	Qwest Corporation, 8.875%, 03/15/12	$419,062
75,000	Qwest Corporation, 7.5%, 06/15/23	76,219
445,000	Qwest Corporation, 6.875%, 09/15/33	427,200
81,000	SBA Communications Corporation, 8.5%, 12/01/12	89,910
212,000	SBA Telecommunications, Inc. and SBA Communications Corporation, 0.0% to 12/15/07, 9.75% to maturity (b), 12/15/11	202,460
400,000	UbiquiTel Operating Company, 9.875%, 03/01/11	437,000
350,000	US Unwired Inc., Series “B”, 10.0%, 06/15/12	392,438
500,000	World Access, Inc., 13.25%, 01/15/08 (c)*	25,000
225,000	Zeus Special Subsidiary Ltd. and Intelsat, Ltd., 144A, 0.0% to 02/01/10, 9.25% to maturity (b), 02/01/15	155,812

		5,344,326

Television, Cable & Radio—6.3%
150,000	Charter Communications Holdings, LLC, 13.5%, 01/15/14	92,250
284,000	Charter Communications Holdings, LLC, 10.0%, 05/15/14	143,420
225,000	Charter Communications Holdings, LLC, 0.0% to 05/15/06, 11.75% to maturity (b), 05/15/14	117,000
100,000	Charter Communications Holdings, LLC, 0.0% to 01/15/07, 12.125% to maturity (b), 01/15/15	44,000
1,109,000	Charter Communications Holdings, LLC, 11.0%, 10/01/15	921,856
300,000	CSC Holdings, Inc., 8.125%, 08/15/09	309,750
195,000	DirecTV Holdings LLC and DirectTV Financing Co., Inc., 8.375%, 03/15/13	208,162
495,000	Echostar DBS Corporation, 6.625%, 10/01/14	478,294
200,000	Echostar DBS Corporation, 144A, 7.125%, 02/01/16	196,750
450,000	LodgeNet Entertainment Corporation, 9.5%, 06/15/13	486,000
450,000	Mediacom Broadband LLC, 11.0%, 07/15/13	479,250

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Principal Amount		Value

Corporate Bonds (continued)
$ 275,000	Radio One, Inc., Series “B”, 8.875%, 07/01/11	$288,750
400,000	Young Broadcasting Inc., 10.0%, 03/01/11	369,000

		4,134,482

Transportation—0.2%
118,000	Horizon Lines, LLC, 9.0%, 11/01/12	124,785

Total Domestic Corporate Bonds (cost $57,501,323)		56,115,370

Foreign—5.6% (e)
Chemicals—1.2%
300,000	Methanex Corporation, 8.75%, 08/15/12	327,750
175,000	Rhodia SA, 7.625%, 06/01/10	177,625
33,000	Rhodia SA, 10.25%, 06/01/10	37,001
235,000	Rhodia SA, 8.875%, 06/01/11	242,050

		784,426

Diversified Manufacturer—0.4%
225,000	Invensys PLC, 144A, 9.875%, 03/15/11	239,062

Financial Services—0.6%
358,000	BCP Crystal US Holdings Corporation, 9.625%, 06/15/14	396,485

Forest Products & Paper—1.1%
100,000	Abitibi-Consolidated Inc., 8.55%, 08/01/10	100,500
255,000	Abitibi-Consolidated Inc., 8.85%, 08/01/30	228,862
400,000	Norske Skog Canada Ltd., Series “D”, 8.625%, 06/15/11	402,000

		731,362

Holding Companies—0.7%
410,000	JSG Funding PLC, 9.625%, 10/01/12	433,575

Pharmaceuticals—0.5%
300,000	Herbalife Ltd. and WH Capital Corporation, 9.5%, 04/01/11	324,000

Printing & Publishing—0.6%
341,000	Yell Finance BV, 10.75%, 08/01/11	365,296

Principal Amount		Value

Corporate Bonds (continued)
Retail—0.3%
$ 225,000	The Jean Coutu Group (PJC) Inc., 8.5%, 08/01/14	$206,438

Telecommunications—0.2%
150,000	Intelsat Subsidiary Holding Company, Ltd., FRN 9.614%, 01/15/12	152,438

Total Foreign Corporate Bonds (cost $3,586,009)		3,633,082

Total Corporate Bonds (cost $61,087,332)		59,748,452

Convertible Bonds—0.2% (a)
Telecommunications—0.2%
125,000	American Tower Corporation, 5.0%, 02/15/10	123,750

Total Convertible Bonds (cost $69,751)		123,750

Shares		Value
Warrants, Common & Preferred Stocks — 3.6% (a)
21,571	American Tower Corporation, Class “A” (Common Stock)*	$654,033
100	American Tower Corporation, 08/01/08 (Warrants)*	42,709
8,658	Applied Extrusion Technologies, Inc. (Common Stock) (d) (f)*	73,593
4,056	Axiohm Transaction Solutions, Inc. (Common Stock) (d) (f)*	0
250	Brown Jordan International, Inc., 08/15/07 (Warrants) (d)*	2
17,241	ContinentalAFA Dispensing Company (Common Stock) (d) (f)*	94,826
735,946	Home Interiors Private Placement (Common Stock) (d) (f)*	198,705
344	Imperial Sugar Company (Common Stock)	10,482
200	Leap Wireless International, Inc., 04/15/10 (Warrants) (d)*	0
13,142	Liberty Global, Inc., Class “A” (Common Stock)*	269,017
13,142	Liberty Global, Inc., Class “C” (Common Stock)*	259,554
3,747	Mattress Discounters Corporation (Common Stock) (d)*	0
250	Mattress Discounters Corporation, 07/15/07 (Warrants) (d)*	0
425	Mirant Corporation (Common Stock)*	10,625

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Investment Portfolio

March 31, 2006

(unaudited)

(continued)

Shares		Value
Warrants, Common & Preferred Stocks (continued)
24,788	NTL Inc. (Common Stock)*	$721,579
602	TCR Holding Corporation, Class “B” (Preferred) (d)*	1
331	TCR Holding Corporation, Class “C” (Preferred) (d)*	0
873	TCR Holding Corporation, Class “D” (Preferred) (d)*	1
1,807	TCR Holding Corporation, Class “E” (Preferred) (d)*	2
375	UbiquiTel Inc., 04/15/10 (Warrants) (d)*	4
1,571	World Access, Inc. (Common Stock)*	2

Total Warrants, Common & Preferred Stocks (cost $2,909,104)		2,335,135

Total Investment Portfolio excluding repurchase agreement (cost $64,066,187)		62,207,337

Repurchase Agreement — 3.3% (a)
Repurchase Agreement with State Street Bank and Trust Company, dated March 31, 2006 @ 4.35% to be repurchased at $2,180,790 on April 3, 2006, collateralized by $2,235,000 United States Treasury Notes, 4.625% due March 31, 2008, (market value $2,225,920 including interest) (cost $2,180,000)		2,180,000

Total Investment Portfolio (cost $66,246,187) (g), 98.5% (a)		64,387,337
Other Assets and Liabilities, net, 1.5% (a)		952,161

Net Assets, 100.0%		$65,339,498

*	Non-income producing security.
(a)	Percentages indicated are based on net assets.
(b)	Bonds reset to applicable coupon rate at a future date.
(c)	Bond is in default.
(d)	Securities are fair valued according to procedures adopted by the Board of Trustees.
(e)	U.S. dollar denominated.
(f)	Private Placement security
(g)	The aggregate identified cost for federal income tax purposes is substantially the same. Market value includes net unrealized depreciation of $1,858,850 which consists of aggregate gross unrealized appreciation for all securities in which there is an excess of market value over tax cost of $3,252,831 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over market value of $5,111,681.

144A-	Securities purchased in a transaction exempt from registration pursuant to conditions of Rule 144A under the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. Some of these securities are deemed to be liquid for purposes of compliance limitations on holdings of illiquid securities.

FRN-	Floating Rate Notes reset their interest rate on a semiannually or quarterly basis.

MTN-	Medium Term Note.

Beginning with the Fund’s fiscal quarter ended December 31, 2004, the Fund began filing its complete schedule of portfolio holdings with the Securities Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q; the Fund’s Form N-Q filings are available on the SEC’s website at www.sec.gov; and the Fund’s Form N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Portfolio Allocation

(unaudited)

A - An obligation rated ‘A’ is STRONG in its capacity to meet its financial commitments, but the obligor is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories.

BBB - An obligation rated ‘BBB’ has ADEQUATE capacity to meet its financial commitments.

BB - An obligation rated ‘BB’ is LESS VULNERABLE to nonpayment than other lower-rated obligations.

B - An obligation rated ‘B’ is MORE VULNERABLE to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is CURRENTLY VULNERABLE to nonpayment, and is dependent upon favorable business, financial, and economic conditions to meet its financial commitments.

CC - An obligation rated ‘CC’ is CURRENTLY HIGHLY VULNERABLE to nonpayment.

C - An obligation rated ‘C’ is currently highly vulnerable to nonpayment. This rating may be used to cover a situation where a bankruptcy petition has been filed or similar action taken, but payments on this obligation are being continued.

D - An obligation has failed to pay one or more of its financial obligations (rated or unrated) when it came due.

N.R. - Indicates that no rating has been requested, that there is insufficient information on which to base a rating,

or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

(a) Standard & Poor’s, a division of The McGraw-Hill Companies, Inc., provides independent credit ratings, indices, risk evaluation, investment research, data and valuations. Analytic services provided by Standard & Poor’s Rating Services (“Rating Services”) are the result of separate activities designed to preserve the independence and objectivity of ratings opinions. These ratings issued by Rating Services are statements of opinion and not statements of fact or recommendations to purchase, hold or sell any securities or make any other investment decisions.

Heritage Income Trust — High Yield Bond Fund

Statement of Assets and Liabilities

March 31, 2006

(unaudited)

Assets
Investments, at market value (identified cost $64,066,187)		$62,207,337
Repurchase agreement (identified cost $2,180,000)		2,180,000
Cash		380
Receivables:
Investments sold		4,999
Fund shares sold		25,583
Interest		1,325,049
Deferred state qualification expenses		22,382

Total assets		65,765,730
Liabilities
Payables:
Fund shares redeemed	$277,419
Accrued investment advisory fee	47,844
Accrued administration fee	8,446
Accrued distribution fee	28,673
Accrued shareholder servicing fee	5,800
Accrued fund accounting fee	9,600
Other accrued expenses	48,450

Total liabilities		426,232

Net assets		$65,339,498

Net Assets
Net assets consist of :
Paid-in capital		$75,456,042
Undistributed net investment income		484,814
Accumulated net realized loss		(8,742,508)
Net unrealized depreciation on investments		(1,858,850)

Net assets		$65,339,498

Class A Shares
Net asset value and redemption price per share ($34,417,031 divided by 4,450,294 shares of beneficial interest outstanding, no par value)		$7.73

Maximum offering price per share (100/96.25 of $7.73)		$8.03

Class B Shares
Net asset value, offering price and redemption price per share ($8,501,125 divided by 1,109,526 shares of beneficial interest outstanding, no par value)		$7.66

Class C Shares
Net asset value, offering price and redemption price per share ($22,421,342 divided by 2,924,625 shares of beneficial interest outstanding, no par value)		$7.67

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Statement of Operations For the Six-Month Period March 31, 2006

(unaudited)

Investment Income
Income:
Interest		$2,881,284
Dividends		6,068

		2,887,352
Expenses:
Investment advisory fee	$182,520
Administration fee	24,138
Distribution fee (Class A)	44,901
Distribution fee (Class B)	36,813
Distribution fee (Class C)	95,050
Shareholder servicing fees	41,323
Professional fees	52,789
Fund accounting fee	52,239
State qualification expenses	26,934
Reports to shareholders	18,720
Trustees’ fees and expenses	12,003
Insurance	5,358
Custodian Fee	109
Other	6,378

Total expenses		599,275
Fees waived by Manager		(113,667)

Total expenses after waiver		485,608

Net investment income		2,401,744

Realized and Unrealized Gain (Loss) on Investments
Net realized gain from investment transactions		115,435
Net unrealized depreciation on investments		(333,450)

Net loss on investments		(218,015)

Net increase in net assets resulting from operations		$2,183,729

Statements of Changes in Net Assets

	For the Six-Month Period Ended March 31, 2006 (unaudited)	For the Fiscal Year Ended September 30, 2005
Decrease in net assets:
Operations:
Net investment income	$2,401,744	$5,653,067
Net realized gain from investment transactions	115,435	1,010,489
Net unrealized depreciation on investments	(333,450)	(1,993,880)

Net increase in net assets resulting from operations	2,183,729	4,669,676
Distributions to shareholders from:
Net investment income Class A shares, ($0.29 and $0.56 per share, respectively)	(1,383,555)	(3,064,790)
Net investment income Class B shares, ($0.27 and $0.52 per share, respectively)	(331,859)	(742,725)
Net investment income Class C shares, ($0.27 and $0.52 per share, respectively)	(858,973)	(1,905,328)

Net distributions to shareholders	(2,574,387)	(5,712,843)
Decrease in net assets from Fund share transactions	(7,604,678)	(8,808,744)

Decrease in net assets	(7,995,336)	(9,851,911)
Net assets, beginning of period	73,334,834	83,186,745

Net assets, end of period (including undistributed net investment income of $484,814 and $657,457, respectively)	$65,339,498	$73,334,834

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Financial Highlights

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

	Class A Shares							Class B Shares							Class C Shares
	For the Six-Month Period Ended March 31, 2006* (unaudited)		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2006* (unaudited)		For the Fiscal Years Ended September 30					For the Six-Month Period Ended March 31, 2006* (unaudited)		For the Fiscal Years Ended September 30
			2005*	2004*	2003*	2002	2001			2005*	2004*	2003*	2002	2001			2005*	2004*	2003*	2002	2001
Net asset value, beginning of period	$7.77		$7.85	$7.61	$6.64	$7.10	$7.87	$7.70		$7.79	$7.55	$6.60	$7.06	$7.83	$7.70		$7.79	$7.55	$6.60	$7.06	$7.83

Income from Investment Operations:
Net investment income	0.28		0.57	0.58	0.56	0.57	0.70	0.25		0.51	0.54	0.52	0.54	0.65	0.25		0.52	0.54	0.52	0.54	0.65
Net realized and unrealized gain (loss) on investments	(0.03)		(0.09)	0.27	0.95	(0.44)	(0.77)	(0.02)		(0.08)	0.27	0.94	(0.45)	(0.76)	(0.01)		(0.09)	0.27	0.94	(0.45)	(0.76)

Total from Investment Operations	0.25		0.48	0.85	1.51	0.13	(0.07)	0.23		0.43	0.81	1.46	0.09	(0.11)	0.24		0.43	0.81	1.46	0.09	(0.11)

Less Distributions:
Dividends from net investment income	(0.29)		(0.56)	(0.61)	(0.54)	(0.59)	(0.70)	(0.27)		(0.52)	(0.57)	(0.51)	(0.55)	(0.66)	(0.27)		(0.52)	(0.57)	(0.51)	(0.55)	(0.66)

Net asset value, end of period .	$7.73		$7.77	$7.85	$7.61	$6.64	$7.10	$7.66		$7.70	$7.79	$7.55	$6.60	$7.06	$7.67		$7.70	$7.79	$7.55	$6.60	$7.06

Total Return (%) (a) .	3.36	(b)	6.35	11.60	23.70	1.68	(1.04)	3.11	(b)	5.68	11.08	22.91	1.15	(1.55)	3.24	(b)	5.68	11.07	22.90	1.15	(1.55)

Ratios and Supplemental Data
Expenses to average daily net assets
With expenses waived (%)	1.15	(c)	1.10	1.10	1.10	1.12	1.13	1.70	(c)	1.65	1.65	1.65	1.65	1.65	1.70	(c)	1.65	1.65	1.65	1.65	1.65
Without expenses waived (%)	1.48	(c)	1.34	1.24	1.32	1.59	1.58	2.03	(c)	1.89	1.79	1.87	2.12	2.10	2.03	(c)	1.89	1.79	1.87	2.12	2.10
Net investment income to average daily net assets (%)	7.24	(c)	7.14	7.54	7.75	8.36	9.17	6.69	(c)	6.59	7.01	7.19	7.83	8.60	6.68	(c)	6.59	7.00	7.15	7.82	8.60
Portfolio turnover rate (%)	12		25	35	31	61	56	12		25	35	31	61	56	12		25	35	31	61	56
Net assets, end of period ($ millions)	34		38	43	52	23	20	9		10	12	12	5	4	22		25	28	31	9	8

*	Per share amounts have been calculated using the monthly average share method.
(a)	These returns are calculated without the imposition of either front-end or contingent deferred sales charges.
(b)	Not annualized
(c)	Annualized

The accompanying notes are an integral part of the financial statements.

Heritage Income Trust — High Yield Bond Fund

Notes to Financial Statements

(unaudited)

Note 1:	Significant Accounting Policies. Heritage Income Trust — High Yield Bond Fund (the “Fund”) is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund has an investment objective of high current income. The Fund currently offers Class A and Class C shares to the public. Class A shares are sold subject to a maximum sales charge of 3.75% of the amount invested payable at the time of purchase. Class A share investments greater than $1 million, where a sales charge is waived, may be subject to a maximum contingent deferred sales charge of 1% upon redemptions made in less than 18 months of purchase. Effective February 1, 2004, Class B shares were not available for direct purchase. Class B shares will continue to be available through exchanges and dividend reinvestments as described in the Fund’s prospectus. Class B shares were sold and are still subject to a 5% maximum contingent deferred sales charge (based on the original purchase cost or the current market value), declining over a six-year period. Class C shares are sold subject to a contingent deferred sales charge of 1% of the lower of net asset value or purchase price payable upon any redemptions made in less than one year of purchase. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates and those differences could be material. The following is a summary of significant accounting policies.

Security Valuation: The Fund values investment securities at market value based on the last quoted sales price as reported by the principal securities exchange on which the security is traded. If the security is traded on the Nasdaq Stock Market, the official NASDAQ closing price is used. If no sale is reported, market value is based on the most recent quoted bid price and in the absence of a market quote, when prices are not reflective of market value, or when a significant event has been recognized with respect to a security, securities are valued using such methods as the Board of Trustees believes would reflect fair market value. Investments in certain debt instruments not traded in an organized market are valued on the basis of valuations furnished by independent pricing services or broker/dealers that utilize information with respect to market transactions in such securities or comparable securities, quotations from broker/dealers, yields, maturities, ratings and various relationships between securities. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

Repurchase Agreements: The Fund enters into repurchase agreements whereby the Fund, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount of at least 100% of the resale price. Repurchase agreements involve the risk that the seller will fail to repurchase the security, as agreed. In that case, the Fund will bear the risk of market value fluctuations until the security can be sold and may encounter delays and incur costs in liquidating the security. In the event of bankruptcy or insolvency of the seller, delays and costs may be incurred.

Federal Income Taxes: The Fund is treated as a single corporate taxpayer as provided for in The Tax Reform Act of 1986, as amended. The Fund’s policy is to comply with the requirements of the Internal Revenue Code of 1986, as amended, which are applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Accordingly, no provision has been made for federal income and excise taxes.

Distribution of Income and Gains: Distributions of net investment income are made monthly. Net realized gains from investment transactions during any particular year in excess of available capital loss carryforwards, which, if not distributed, would be taxable to the Fund, will be distributed to shareholders

Heritage Income Trust — High Yield Bond Fund

Notes to Financial Statements

(unaudited)

(continued)

in the following fiscal year. The Fund uses the identified cost method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

Expenses: The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Heritage mutual funds based upon methods approved by the Board of Trustees. Expenses that are directly attributable to a specific class of shares, such as distribution fees, are charged directly to that class. Other expenses of the Fund are allocated to each class of shares based upon their relative percentage of net assets.

Other: Investment security transactions are accounted for on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income, including amortization of premium and accretion of discount, is recorded on the accrual basis except when income is not expected.

In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2:	Fund Shares. At March 31, 2006, there were an unlimited number of shares of beneficial interest of no par value authorized.

Transactions in Class A, B and C shares of the Fund during the six-month period ended March 31, 2006, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold/exchanged	360,568	$2,775,900	14,535	$110,029	123,776	$943,654
Shares issued on reinvestment of distributions	114,903	880,166	20,339	154,392	76,828	583,857
Shares redeemed	(927,042)	(7,118,359)	(216,011)	(1,648,878)	(562,283)	(4,285,439)

Net decrease	(451,571)	$(3,462,293)	(181,137)	$(1,384,457)	(361,679)	$(2,757,928)

Shares outstanding:
Beginning of period	4,901,865		1,290,663		3,286,304

End of period	4,450,294		1,109,526		2,924,625

Heritage Income Trust — High Yield Bond Fund

Notes to Financial Statements

(unaudited)

(continued)

Transactions in Class A, B and C shares of the Fund during the fiscal year ended September 30, 2005, were as follows:

	Class A Shares		Class B Shares		Class C Shares
	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold/exchanged	1,306,684	$10,330,640	55,549	$434,100	791,661	$6,204,464
Shares issued on reinvestment of distributions	239,564	1,878,364	47,689	370,816	167,487	1,303,489
Shares redeemed	(2,109,978)	(16,516,817)	(336,554)	(2,614,106)	(1,316,089)	(10,199,694)

Net decrease	(563,730)	$(4,307,813)	(233,316)	$(1,809,190)	(356,941)	$(2,691,741)

Shares outstanding:
Beginning of fiscal year	5,465,595		1,523,979		3,643,245

End of fiscal year	4,901,865		1,290,663		3,286,304

A redemption fee of 2% of the value of shares sold is imposed on fund shares sold (by redemption or exchange to another Heritage mutual fund) within seven (7) calendar days of their acquisition by purchase or exchange.

Note 3:	Purchases and Sales of Securities. For the six-month period ended March 31, 2006, purchases, sales and paydowns of investment securities (excluding repurchase agreements and short-term obligations) aggregated $7,791,132, $14,762,727, and $32,356, respectively.

Note 4:

Investment Advisory, Administrative, Subadvisory, Distribution, Shareholder Servicing Agent, Fund Accounting and Trustees’ Fees.    Prior to January 3, 2006, under the Fund’s Investment Advisory and Administrative Agreement (“Agreement”) with Heritage Asset Management, Inc. (the “Manager” or “Heritage”), the Fund agreed to pay to the Manager a fee equal to an annualized rate of 0.60% on the first $100 million of the Fund’s average daily net assets, 0.50% on the next $400 million of such net assets, and 0.45% of any excess over $500 million of such net assets, computed daily and payable monthly. Effective January 3, 2006, under the terms of the Agreement, Class A, B and C shares are contracted to pay to the Manager an administrative fee equal to an annualized rate of 0.15% of the average daily net assets. Under this Agreement, administrative fees of $12,652, $3,180 and $8,306 were charged for Class A, B and C shares, respectively. In addition, under the terms of the Agreement, the Fund is contracted to pay to the Manager an investment advisory fee equal to an annualized rate of 0.45% on the first $100 million of the Fund’s average daily net assets, 0.35% on the next $400 million of such net assets, and 0.30% of any excess over $500 million of such net assets. Both fees are computed daily and payable monthly. Prior to January 3, 2006, the Manager had contractually agreed to waive its investment advisory and administrative fees and/or reimburse the Fund to the extent that Class A annual operating expenses exceeded 1.10% of the Class A shares average daily net assets and to the extent that the Class B and Class C shares annual operating expenses each exceeded 1.65% of those classes’ average daily net assets. Effective January 3, 2006, the Manager has contractually agreed to waive its investment advisory and administrative fees and/or reimburse the Fund to the extent that Class A annual operating expenses exceed 1.20% of the Class A shares average daily net assets and to the extent that the Class B and Class C shares annual operating expenses each exceeded 1.75% of those classes’ average daily net assets for the fiscal year ending September 30, 2006. Under this Agreement, fees of $113,667 were

Heritage Income Trust — High Yield Bond Fund

Notes to Financial Statements

(unaudited)

(continued)

waived for the six-month period ended March 31, 2006. If total Fund expenses fall below the expense limitation agreed to by the Manager before the end of the fiscal year ending September 30, 2008, the Fund may be required to pay the Manager a portion or all of the fees waived. In addition, the Fund may be required to pay the Manager a portion or all of the fees waived of $132,659 in fiscal 2004 and $195,000 in fiscal 2005, if total Fund expenses fall below the annual expense limitations before the end of the fiscal years ending September 30, 2006 and September 30, 2007, respectively. No fees were recovered for the six-month period ended March 31, 2006.

The Manager entered into a subadvisory agreement with Salomon Brothers Asset Management Inc., (“SaBAM”) to provide the Fund investment advice, portfolio management services (including the placement of brokerage orders) and certain compliance and other services for an annualized fee payable by the Manager.

Pursuant to the Class A Distribution Plan adopted in accordance with Rule 12b-1 of the Investment Company Act of 1940, as amended, the Fund is authorized to pay Raymond James & Associates, Inc. (the “Distributor”) a fee of .25% of the average daily net assets. Under the Class B and Class C Distribution Plans, the Fund may pay the Distributor a fee of up to 0.80% of the average daily net assets. Such fees are accrued daily and payable monthly. Class B shares will convert to Class A shares eight years after the end of the calendar month in which the shareholder’s order to purchase was accepted.

The Distributor has advised the Fund that it generated $28,696 in front-end sales charges for Class A shares, $12,545 in contingent deferred sales charges for Class B shares and $877 in contingent deferred sales charges for Class C shares for the six-month period ended March 31, 2006. From these fees, the Distributor paid commissions to salespersons and incurred other distribution costs.

Heritage and the Distributor are wholly owned subsidiaries of Raymond James Financial, Inc. (“RJF”).

The Manager is also the Shareholder Servicing Agent and Fund Accountant for the Fund. For providing Shareholder Servicing, the Manager receives payment from the Fund at a fixed fee per account plus any out-of-pocket expenses. For providing Fund Accounting services, the Manager receives payment from the Fund at a fixed fee per fund, a fixed fee per class and any out-of-pocket expenses.

Trustees of the Fund also serve as Trustees for Heritage Cash Trust, Heritage Growth and Income Trust, Heritage Capital Appreciation Trust and Heritage Series Trust, all of which are investment companies that also are advised by the Manager of the Fund (collectively referred to as the “Heritage Mutual Funds”). Each Trustee of the Heritage Mutual Funds who is not an employee of the Manager or employee of an affiliate of the Manager receives an annual fee of $23,000 and an additional fee of $3,000 for each combined quarterly meeting of the Heritage Mutual Funds attended. In addition, each independent Trustee that serves on the Audit Committee or Compliance Committee will receive $1,000 for attendance at their respective meeting (in person or telephonic). In addition to meeting fees, the Lead Independent Trustee will receive an annual retainer of $2,500, the Compliance Committee Chair will receive an annual retainer of $3,000, and the Audit Committee Chair will receive an annual retainer of $3,500. Trustees’ fees and expenses are paid equally by each portfolio in the Heritage Mutual Funds.

Note 5:

Federal  Income Taxes.    The timing and character of certain income and capital gain distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net

Heritage Income Trust — High Yield Bond Fund

Notes to Financial Statements

(unaudited)

(continued)

realized gain (loss) from investment transactions for a reporting period may differ from distributions during such period. These book/tax differences may be temporary or permanent in nature. To the extent these differences are permanent; they are charged or credited to paid in capital, undistributed net investment income or accumulated net realized loss, as appropriate, in the period that the differences arise. These reclassifications have no effect on net assets or net asset value per share.

For the fiscal year ended September 30, 2005, to reflect reclassifications arising from permanent book/tax differences primarily attributed to market discounts the Fund decreased (debited) accumulated net realized loss and increased (credited) undistributed net investment income by $32,211. As of September 30, 2005, the Fund had net tax basis capital loss carryforwards in the aggregate of $8,857,943 which may be applied to any net taxable capital gain until their expiration dates. Capital loss carryforwards of $946,045 were utilized in the fiscal year ended September 30, 2005.

The capital loss carryforwards are available to offset future realized capital gains through the periods listed:

Capital Loss Carryforward	Available through
$614,608	September 30, 2008
$5,134,929	September 30, 2009
$178,539	September 30, 2010
$2,929,867	September 30, 2011

For income tax purposes, distributions paid during the fiscal years ended September 30, 2005 and 2004 were as follows:

Distributions paid from:	2005	2004
Ordinary Income	$5,712,843	$6,995,111
Long-Term Capital Gains	$—	$—

As of September 30, 2005, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	$657,457
Capital Loss Carryforwards	$(8,857,943)
Post October Losses	$—
Tax Basis Net Unrealized Depreciation	$(1,525,400)

Note 6:	Subsequent Event. Effective April 1, 2006, the day-to-day management of the Fund’s investment portfolio will be the responsibility of a team of investment professionals led by Investment Officers S. Kenneth Leech and Stephen A. Walsh and Portfolio Managers Michael C. Buchanan and Ian Edmonds. Mr. Leech and Mr. Walsh have been employed as Investment Officers of SaBAM since 2006 and have served as Chief Investment Officer and Deputy Investment Officer, respectively, for Western Asset Management Company (“Western Asset”), for the past five years. Mr. Edmonds has been employed as a portfolio manager for SaBAM since 2006 and as a research analyst for Western Asset for the past five years. Mr. Buchanan joined Western Asset in 2005 as a portfolio manager and head of the U.S. High Yield team. Western Asset Management Company is an affiliate of Salomon Brothers Asset Management, Inc.

Heritage Income Trust — High Yield Bond Fund

Understanding Your Fund’s Expenses

(unaudited)

Understanding Your Fund’s Expenses

As a mutual fund investor, you pay two types of costs: (1) transaction costs, including sales charges on purchases, contingent deferred sales charges, or redemption fees; and (2) ongoing costs, such as investment advisory fees; distribution (12b-1) fees; and other expenses. Using the tables below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect one-time transaction expenses, such as sales charges or redemption fees. Therefore, if these transactional costs were included, your costs would have been higher. For more information, see your Fund’s prospectus or contact your financial advisor.

Review Your Fund’s Actual Expenses

The table below shows the actual expenses you would have paid on a $1,000 investment in Heritage Income Trust — High Yield Bond Fund on October 1, 2005 and held through March 31, 2006. It also shows how much a $1,000 investment would be worth at the close of the period, assuming actual returns after ongoing expenses. This table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Actual	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,033.60	$5.83
Class B	$1,000.00	$1,031.10	$8.61
Class C	$1,000.00	$1,032.40	$8.61

Hypothetical Example for Comparison Purposes

All mutual funds now follow guidelines to assist shareholders in comparing expenses between different funds. Per these guidelines the table below shows your Fund’s actual expenses based on a $1,000 investment and assuming for the period a hypothetical 5% rate of return before ongoing expenses, which is not the Fund’s actual return. Please note that you should not use this information to estimate your actual ending account balance and expenses paid during the period. You can use this information to compare the ongoing expenses (but not transaction expenses or total costs) of investing in the Fund with those of other funds. All mutual fund shareholder reports will provide this information to help you make this comparison.

Hypothetical (5% return before expenses)	Beginning Account Value October 1, 2005	Ending Account Value March 31, 2006	Expenses Paid During Period*
Class A	$1,000.00	$1,019.20	$5.79
Class B	$1,000.00	$1,016.45	$8.55
Class C	$1,000.00	$1,016.45	$8.55

*	Expenses are calculated using the Fund’s annualized expense ratios for Class A (1.15%), Class B (1.70%) and Class C (1.70%) shares, multiplied by the average account value for the period, then multiplying the result by the actual number of days in the period (182); and then dividing that result by the actual number of days in the fiscal year (365).

Heritage Income Trust — High Yield Bond Fund

Renewal of Investment Subadvisory Agreement

(unaudited)

Overview.    At a meeting held November 17, 2005, the Board of Trustees, including the independent Trustees (together, the “Board”), ratified the renewal of the investment subadvisory agreement (the “Subadvisory Agreement”) between Heritage Asset Management, Inc. (“Heritage”) and Salomon Brothers Asset Management, Inc. (“subadviser”), on behalf of the High Yield Bond Fund (the “Fund”). While the factors the Board considered in connection with the approval of the Subadvisory Agreement at its August 2005 meeting were previously included in the Fund’s Annual Report, the Board considered further factors at its November 2005 meeting in connection with the ratification of the Subadvisory Agreement due to the acquisition of the subadviser by Legg Mason, Inc. (“change in control”).

In reaching this decision, the Board took into consideration information furnished for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared in connection with the change in control and the annual renewal process. The Board, acting directly or through its committees, has been provided with information and reports relevant to the change of control of the subadviser and the annual renewal of the Subadvisory Agreement, including: subadviser reports on the Fund’s performance and commentary on the reasons for the performance; presentations by Fund portfolio managers addressing the subadviser’s investment philosophy, investment strategy, personnel and operation; compliance and audit reports concerning the subadviser, including responses to any issues raised therein; and information on relevant developments in the mutual fund industry and how the Heritage Funds and/or Heritage are responding to them. As part of the change in control and renewal process, the Board, with the assistance of independent legal counsel, requested and received additional reports containing information about the Fund and the subadviser. The Board posed questions to various management personnel of Heritage regarding certain key aspects of the material submitted in support of the ratification.

With respect to the ratification of the Subadvisory Agreement, the Board considered all factors it believed relevant, including: (1) the nature, extent and quality of services provided to the Fund; (2) the investment performance of the Fund; (3) the costs of the services provided to the Fund and the profits realized or to be realized by the subadviser and its respective affiliates from their relationship with the Fund; (4) the extent to which economies of scale have been realized as the Fund grows; (5) whether the level of fees reflects those economies of scale for the benefit of Fund investors; (6) comparisons of services and fees with contracts entered by the subadviser with other clients (such as pension funds and other institutional investors); and (7) any other benefits derived or anticipated to be derived by the subadviser from its relationship with the Fund.

Provided below is an overview of the factors the Board considered at the meetings. The Board did not designate any particular information as the most relevant to its consideration to renew the Subadvisory Agreement, and each Trustee may have afforded different weight to the various factors.

Nature, Extent and Quality of Services.    The Board considered that the subadviser is experienced in serving as an investment adviser for the Fund and that it is responsible for making investment decisions on behalf of the Fund and placing all orders for the purchase and sale of investments for the Fund with brokers or dealers. The Board considered the experience of the subadviser’s investment advisory team. The Board also considered the change in control of the subadviser and Heritage’s recommendation to continue to retain the subadviser. In this connection, the Board considered the subadviser’s representation that after the change in control, the fixed income operations of the subadviser could be

Heritage Income Trust — High Yield Bond Fund

Renewal of Investment Subadvisory Agreement

(unaudited)

(continued)

combined with an affiliated company of its new parent and that such a combination could affect the composition of the investment advisory team. The Board also considered the subadviser’s representation that the services provided to the Fund would not change as a result of the change in control.

The Board also considered information provided regarding: (1) the subadviser personnel who provide services to the Fund and a potential change in such personnel if and when the subadviser’s operations are combined with an affiliate of the subadviser’s new parent; (2) the adequacy of the subadviser’s compliance program and a certification to this effect; and (3) the financial information regarding the subadviser.

Investment Performance.    The Board considered the short-, intermediate- and long-term performance of the Fund relative to its primary benchmark and peer group. In this connection, the Board noted the following: (1) the Fund’s relative performance over the three-, five- and ten-year periods was better than its peers and that its one-year performance was comparable to its peers; and (2) the Fund underperformed for all periods a similar fund managed by the subadviser.

Costs, Profitability and Economies of Scale.    The Board considered the fees payable under the Subadvisory Agreement. In this connection, the Board evaluated the subadviser’s costs and profitability in providing services to the Fund.

The Board also considered the subadvisory fees paid by the Heritage to the subadviser in light of the standard fee schedule provided by the subadviser. The Board considered the subadviser’s representation that the fees it charges in connection with the Fund are not higher than those charged to other institutional clients with similar investment objectives and asset levels.

The Board considered that the Fund’s management fee structure provides for breakpoints, which is a reduction of the applicable advisory fee rate as assets increase. The Board noted that the subadviser anticipates that growth in the Fund’s asset base would enable the subadviser to achieve economies of scale in connection with the services it provides to the Fund.

The Board also considered and approved Heritage’s proposal to increase the expense cap arrangement for each class of the Fund, which would increase the total annual operating expenses for each class by 10 basis points, effective January 2, 2006 through the Fund’s fiscal year ending September 30, 2006. The fee increase became effective with the filing of the new prospectus on January 2, 2006 and is not for the entire 2006 fiscal year. In connection with the fee increase, the Board recognized that Heritage incurred a loss on the operation of the Fund and that the expense cap arrangement is subject to renewal by the Board and Heritage on an annual basis.

Benefits.    In evaluating the subadviser’s compensation, the Board considered other benefits that may be realized by the subadviser and its affiliates from their relationship with the Fund. The Board considered the subadviser’s representation that its relationship with Heritage assists in gaining better insights into the fund industry and its relationship with the Fund permits the subadviser to obtain better execution on certain trades.

Heritage Income Trust — High Yield Bond Fund

Renewal of Investment Subadvisory Agreement

(unaudited)

(continued)

Conclusions.    Based on these considerations, the Board concluded with respect to the Fund that: (1) the Fund was reasonably likely to benefit from the nature, quality and extent of the subadviser’s services; (2) the Fund’s performance was satisfactory in light of all the factors considered by the Board; (3) the subadviser’s fee rate was reasonable in the context of all the factors considered by the Board; and (4) the subadvisory fee rate structure currently provides Fund shareholders with reasonable benefits associated with economies of scale. Based on these conclusions and other factors, the Board determined, in its business judgment, to renew the Subadvisory Agreement.

Principal Risks

The greatest risk of investing in this Fund is that you could lose money. The Fund invests primarily in fixed income securities whose values increase and decrease in response to the activities of the companies that issued such securities, general market conditions and/or economic conditions. As a result, the Fund’s net asset value also increases and decreases. Investments in this Fund are subject to the following primary risks:

•	High-Yield Securities. Investments in securities rated below investment grade or “junk bonds” generally involves significantly greater risks of loss of your money than an investment in investment grade bonds. Compared with issuers of investment grade bonds, junk bonds are more likely to encounter financial difficulties and to be materially affected by these difficulties. Rising interest rates may compound these difficulties and reduce an issuer’s ability to repay principal and interest obligations. Issuers of lower-rated securities also have a greater risk of default or bankruptcy. Additionally, due to the greater number of considerations involved in the selection of a fund’s securities, the achievement of a fund’s objective depends more on the skills of the portfolio manager than investing only in higher rated securities. Therefore, your investment may experience greater volatility in price and yield. High yield securities may be less liquid than higher quality investments. A security whose credit rating has been lowered may be particularly difficult to sell.

•	Fixed Income Securities. A fund could lose money if the issuer of a fixed-income security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations. In addition, investing in non-investment grade bonds generally involves significantly greater risk of loss than investments in investment-grade bonds. Issuers of non-investment grade bonds are more likely than issuers of investment-grade bonds to encounter financial difficulties and to be materially affected by these difficulties.

•	Foreign Securities. Investments in foreign securities involve greater risks than investing in domestic securities. As a result, a fund’s returns and net asset value may be affected by fluctuations in currency exchange rates or political or economic conditions and regulatory requirements in a particular country. Foreign markets, as well as foreign economies and political systems, may be less stable than U.S. markets, and changes in the exchange rates of foreign currencies can affect the value of a fund’s foreign assets. Foreign laws and accounting standards typically are not as strict as they are in the U.S., and there may be less public information available about foreign companies.

•	Emerging Markets. When investing in emerging markets, there are risks of greater political uncertainties, an economy’s dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

•	Credit Risk. A fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most fixed-income securities, but generally is not a factor for U.S. government obligations. A fund can be subject to more credit risk than other income mutual funds because it invests in high yield debt securities, which are considered predominantly speculative with respect to the issuer’s continuing ability to meet interest and principal payments. This is especially true during periods of economic uncertainty or economic downturns. In addition, investing in non-investment grade bonds generally involves significantly greater risk of loss that investments in investment-grade bonds. Issuers of non-investment grade bonds are more likely than issuers of investment-grade bonds to encounter financial difficulties and to be materially affected by these difficulties.

•	Changes in Interest Rates. Investments in investment-grade and non-investment grade fixed-income securities are subject to interest rate risk. The value of a fund’s investments typically will fall when interest rates rise. A fund is particularly sensitive to changes in interest rates because it may invest in debt securities with intermediate and long terms to maturity. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Item 2.	Code of Ethics

Not applicable to semi-annual reports.

Item 3.	Audit Committee Financial Expert

Not applicable to semi-annual reports.

Item 4.	Principal Accountant Fees and Services

Not applicable to semi-annual reports.

Item 5.	Audit Committee of Listed Registrants

Not applicable to the registrant.

Item 6.	Schedule of Investments

Included as part of report to shareholders under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-end Management Investment Companies

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders

There have been no material changes to the Nominating Committee Charter, which sets forth procedures by which shareholders may recommend nominees to the Trust’s Board of Trustees, since the Trust last provided disclosure in response to this item.

Item 11.	Controls and Procedures

(a)	Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act), the Principal Executive Officer and Principal Financial Officer of Heritage Income Trust have concluded that such disclosure controls and procedures are effective as of June 2, 2006.

(b)	There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) of Heritage Income Trust that occurred during the second fiscal quarter that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

Item 12.	Exhibits

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to the registrant.

(b) The certification required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 is filed and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HERITAGE INCOME TRUST
Date: June 2, 2006

/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: June 2, 2006

/s/ K.C. Clark
K.C. Clark
Executive Vice President and Principal Executive Officer
Date: June 2, 2006

/s/ Andrea N. Mullins
Andrea N. Mullins
Principal Financial Officer and Treasurer